Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Contractual Commitments [Line Items]
2019	$ 497,974
2020	333,813
2021	240,365
2022	106,162
2023	91,688
2024 and thereafter	344,222
Total contractual commitments	1,614,224
Sublease [Member]
Contractual Commitments [Line Items]
2019	(826)
2020	(745)
2021	(535)
2022	(372)
2023	(78)
2024 and thereafter	(150)
Total Sublease Rental Income	(2,706)
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2019	273,875
2020	216,615
2021	133,890
2022	11,842
2023	10,232
2024 and thereafter	47,915
Total contractual commitments	694,369
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2019	59,783
2020	50,021
2021	49,220
2022	38,503
2023	27,053
2024 and thereafter	131,136
Total contractual commitments	355,716
Horizons-3 Satellite LLC Contribution Obligations [Member]
Contractual Commitments [Line Items]
2019	4,500
2020	11,700
2021	13,300
2022	15,700
2023	15,300
2024 and thereafter	43,600
Total contractual commitments	104,100
Operating Leases [Member]
Contractual Commitments [Line Items]
2019	20,065
2020	18,730
2021	14,832
2022	13,979
2023	13,600
2024 and thereafter	80,216
Total contractual commitments	161,422
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2019	140,577
2020	37,492
2021	29,658
2022	26,510
2023	25,581
2024 and thereafter	41,505
Total contractual commitments	$ 301,323